Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Dec. 31, 2019	Dec. 31, 2018
Transactions
Outstanding borrowings			€ 13,782,448	€ 7,546,228
Fresenius SE | Short-term financing
Balances
Accounts receivable			71,078	80,228
Accounts payable			€ 38,050	€ 32,454
Fresenius SE | Loans
Transactions
Interest rate on borrowings (as a percent)			0.93%	0.825%
Outstanding borrowings			€ 18,865	€ 185,900
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
Interest rate on borrowings (as a percent)		1.335%	0.93%
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500
Interest rate on borrowings (as a percent)	1.875%		0.93%
Subsidiary of Fresenius SE | Bonds
Transactions
Interest rate on borrowings (as a percent)			5.25%	5.25%
Outstanding borrowings			€ 1,000	€ 6,000